Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP Reconciliation to Form 5500 [LineItems]
EBP Reconciliation to Form 5500 [Text Block]

9. RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of the financial statements as of December 31, 2025 and 2024 to the Form 5500:

	2025	2024
Statements of net assets available for benefits:
Net assets available for benefits per the financial statements	2,301,803,041	1,963,769,361
Adjustment to the Form 5500	(1,054,480)	(3,343,121)
Net assets per the Form 5500	2,300,748,561	1,960,426,240
Statement of changes in net assets available for benefits:
Increase in net assets per the financial statements	338,033,680
Net change in adjustment to the Form 5500	2,288,641
Net income and transfers per the Form 5500	340,322,321